Average Annual Total Returns	12 Months Ended	38 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global-Aggregate Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	18.21%
ICE BofA SOFR Overnight Rate Index
Prospectus [Line Items]
Average Annual Return, Percent	4.40%	5.20%
SGA CTA Index
Prospectus [Line Items]
Average Annual Return, Percent	(0.16%)	(6.48%)
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.94%	3.53%
Performance Inception Date		Nov. 01, 2022
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.31%	1.78%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.10%	1.92%